Contingencies and Commitments	12 Months Ended
Dec. 31, 2025
Contingencies And Commitments [Abstract]
Contingencies and Commitments
50.	Contingencies and Commitments

(1)	Ongoing litigations and claims related with contingent liabilities and contingent assets as of December 31, 2024 and 2025 are as follows:

	2024			2025
	Number of cases	Claim amount		Number of cases	Claim amount
	In millions of won
As the defendant	722	￦	884,402	706	￦	799,646
As the plaintiff	264		769,772	244		531,459
As of December 31, 2025, the Company is involved in five litigation matters and two arbitration proceedings.

1)	The Company is the defendant against a number of claims. The following is ongoing claim pertaining to the Company which can potentially be significant:
As of December 31, 2025, the Company is a defendant in a total of 14 lawsuits regarding ordinary wages and 9 lawsuits regarding other wage-related matters pending in various courts, including the Supreme Court of Korea. The aggregate amount of claims filed against the Company in these wage-related lawsuits is ￦198,628 million, and the Company has recognized provisions for litigation amounting to ￦196,504 million as of December 31, 2025. While the ultimate outcomes of the lawsuits for which no provisions have been recognized are not currently predictable, the Company’s management believes that the results of such proceedings will not have a material adverse effect on the Company’s results of operations or financial position.

2)	There are 10 arbitration cases pertaining to the Company as of December 31, 2025 and the significant arbitration cases are as follows:

i)
During the year ended December 2025, Hyosung Heavy Industries Co., Ltd. filed an arbitration request with the Korean Commercial Arbitration Board (KCAB) against the Company in connection with the 200MW Voltage Source Converter (VSC) HVDC technology development agreement and the related acquisition costs. As of December 31, 2025, the Company is unable to reasonably estimate the amount or timing of any potential resource outflows that may result from the final outcome of this arbitration.

ii)
The Company is currently engaged in arbitration proceedings at the KCAB against S-Energy Co., Ltd. to confirm the latter’s obligation to pay compensation for the shortfall in guaranteed power output of certain solar power facilities. As of December 31, 2025, the Company cannot reasonably estimate the probability or the amount of any potential inflow of economic benefits arising from the outcome of this arbitration.

(2)	Guarantees of payments and commitments provided to other companies as of December 31, 2025 are as follows:

1)
The Company has provided the syndicate of lenders of PT Indo Raya Tenaga, the business corporation of PT Barito Wahana Tenaga, with a guarantee by establishing the right of pledge on the shares of PT Barito Wahana Tenaga for project financing of PT Barito Wahana Tenaga as of December 31, 2025.

2)
The Company has outstanding borrowings with a limit of USD 264,800 thousand from its creditors such as International Finance Corporation. Regarding the borrowing contract, the Company has guaranteed capital contribution of USD 69,808 thousand and additional contribution up to USD 19,000 thousand for contingencies, if any. In relation to this financial agreement, the Company is providing its entire shares in Mira Power Limited and business-related PP&E as collateral to the lenders.

3)
The Company has provided USD 6,015 thousand for a debt guarantee to Export-Import Bank of Korea, BNP Paribas and ING Bank, to guarantee the payment of debt related to hydroelectric power business of Tanggamus, Indonesia.

4)	The Company has provided USD 4,253 thousand for a debt guarantee to PT. Bank KB Bukopin, to guarantee the payment of debt related to hydroelectric power business of Wampu, Indonesia.

5)
The Company has provided RBC Community Investments Impact Renewables HoldCo-1, LLC with a performance guarantee regarding weatherization in relation with tax investors up to USD 3,000 thousand for the power plant construction for Concho Valley solar power project in the United States.

6)
The Company has provided EUR 7,031 thousand for a performance guarantee to Microsoft through Kookmin Bank, to guarantee the implementation of the power plant construction for Guba Buget wind power project in Sweden.

7)	The Company has provided Axia Power Holdings B.V. and others with a performance guarantee up to USD 54,000 thousand for the implementation of Cirebon thermal power generation project in Indonesia.

8)
The Company has provided Nonghyup Bank with a debt guarantee up to USD 3,795
thousand to guarantee Debt Service Reserve Account (DSRA) for Mizuho bank, Ltd. related to the Cirebon power plant business of PT. Cirebon Electric Power in Indonesia.

9)	The Company has provided PT Perusahaan Listrik Negara with a performance guarante e up to IDR 35,599,935 thousand for the implementation of Tanjung Jati power plant operation project in Indonesia.

10)
The Company has provided USD 30,000
thousand for a performance guarantee to Morgan Stanley Capital Group Inc., to guarantee the electricity purchase contract in relation to photovoltaic power generation project in the United States.

11)
The Company has provided Morgan Stanley Renewables Inc. with a guarantee up to USD 70,000
thousand for the fulfillment of subscription obligation regarding photovoltaic power generation project in the United States.

12)	The Company has provided Hana Bank with a debt guarantee up to USD 40,000 thousand to guarantee Equity Bridge Loan for Concho Valley solar business in the United States.

13)	The Company has provided Van Phong Power Company, Ltd. With a performance guarantee up to USD 5,000 thousand for the operation maintenance project in Van Phong, Vietnam.

14)
The Company has provided RBC Community Investments Impact Renewables HoldCo-1, LLC with a guarantee for up to USD 62,800 thousand for the fulfillment of subscription obligation regarding Concho Valley solar power project in the United States.

15)	The Company has provided a performance guarantee of USD 4,413 thousand to Mondelez Global, LLC, as a guarantee for the U.S. Rusi solar power project undertaken by Concho County Solar 1, LLC.

16)
The Company has provided an equity commitment guarantee of OMR 17,515 thousand to Natixis in connection with the Oman Ibri 3 Solar Project, which is being developed by its subsidiary, KOMIPO Middle East Energy L.L.C. FZ.

17)
The Company has provided a performance guarantee of OMR 667 thousand to HSBC Seoul, in connection with the bid bond for the Oman Al Kamil Solar Project conducted by a consortium consisting of Abu Dhabi Future Energy Company PJSC (Masdar), KOMIPO, and Al Khadra.

(3)	Credit lines provided by financial institutions and others as of December 31, 2025 are as follows:

Commitments	Financial institutions	Currency	Credit limit	Used amount

	In millions of won and thousands of foreign currencies
Commitments on Bank-overdraft	Nonghyup Bank and others	KRW	1,780,500	388,873
Limit amount available for CP	Hana Bank and others	KRW	8,380,000	8,380,000
General Loan, etc.	Nonghyup Bank and others	KRW	2,600,000	2,600,000
Limit amount available for card	Nonghyup Card and others	KRW	48,458	4,351
Loan limit	Korea Development Bank and others	KRW	3,067,095	1,845,751
	DBS Bank and others	USD	1,760,000	—
Certification of payment on payables from foreign country	Nonghyup Bank	USD	8,700	4,020
Certification of payment on L/C	Shinhan Bank and others	USD	1,292,634	USD 323,645
				EUR 5,150
	Kookmin Bank and others	EUR	8,431	7,461
	Shinhan Bank	JPY	526,241	118,950
Certification of Performance guarantee on contract	Hana Bank and others	KRW	170,168	108,989
	First Abu Dhabi Bank and others	USD	1,874,849	388,118
	SMTB	JPY	6,500,000	440,000
	Hana Bank and others	EUR	377,623	6,342
	Hana Bank	INR	27,117	27,117
	Hana Bank	OMR	6,250	—
	First Abu Dhabi Bank	AED	52,500	52,500
	Saudi National Bank and others	SAR	124,151	123,657
Certification of bidding	Korea Software Financial Cooperative	KRW	43,806	—
	Hana Bank and others	USD	14,200	9,000
	Bank Muscat	OMR	3,750	3,750
Advance payment bond, Warranty bond, Retention bond and others	Seoul Guarantee Insurance	KRW	110,226	110,226
	Saudi National Bank and others	USD	705,517	667,341
	Saudi National Bank	SAR	42,505	42,505
	Shinhan Bank and others	MXN	21,290	21,290

Commitments	Financial institutions	Currency	Credit limit	Used amount

	In millions of won and thousands of foreign currencies
Others (*)	Nonghyup Bank and others	KRW	624,149	210,779
	Nonghyup Bank and others	USD	575,137	162,799
	Shinhan Bank	QAR	155,213	—
	Standard Chartered	AED	50	50
Secured loan of credit sales	Nonghyup Bank and others	KRW	284,500	—
Inclusive credit	Hana Bank and others	KRW	28,000	3,954
	Hana Bank and others	USD	35,000	USD 6,913
				INR 273,832
				AED 1,446
Equity Bridge Loan Guarantee	First Abu Dhabi Bank and others	USD	1,102,993	955,893
Trade finance	DBS Bank and others	USD	600,000	—

(*)
As of December 31, 2025, the Company has entered into a credit extension agreement for derivatives transactions with Nonghyup Bank, Hana Bank, and Woori Bank as ancillary to currency swap transactions.

(4)	As of December 31, 2025, blank check and assets provided as collaterals or pledges to financial institutions by the Company are follows:

Obligor	Creditor	Assets provided as security(*2)	Currency	Amount	Description

	In millions of won and thousands of foreign currencies
Mira Power Limited	International Finance Corporation and others	Property, plant and Equipment and others	USD	264,800	Collateral for borrowings (*1)
Tamra Offshore Wind Power Co., Ltd.	Kyobo Life Insurance Co., Ltd. and others	Property, plant and equipment and others	KRW	132,000	Collateral for borrowings (*1)
Gyeonggi Green Energy Co., Ltd.	Korea Development Bank and others	Cash and cash equivalents and others	KRW	251,600	Collateral for borrowings (*1)
Jeongam Wind Power Co., Ltd.	KDB Capital Corporation and others	Cash and cash equivalents and others	KRW	230,716	Collateral for borrowings
Gyeongju Wind Power Co., Ltd.	Shinhan Bank and others	Property, plant and equipment and others	KRW	68,400	Collateral for borrowings (*1)
Korea Offshore Wind Power Co., Ltd.	Woori Bank and others	Property, plant and equipment and others	KRW	244,500	Collateral for borrowings (*1)
Qatrana Electric Power Company	The Islamic Development Bank and others	Finance lease receivable and property, plant and equipment and others	USD	32,667	Collateral for borrowings (*1)
KST Electric Power Company, S.A.P.I. de C.V.	Export–Import Bank of Korea and others	Finance lease receivable and property, plant and equipment and others	USD	310,682	Collateral for debt securities (*1)
Incheon Fuel Cell Co., Ltd.	Kookmin Bank and others	Cash and cash equivalents and others	KRW	230,800	Collateral for borrowings (*1)
K-SOLAR SHINAN Co., Ltd.	Kyobo Life Insurance Co., Ltd. and others	Property, plant and equipment and others	KRW	274,780	Collateral for borrowings (*1)

Obligor	Creditor	Assets provided as security(*2)	Currency	Amount	Description

	In millions of won and thousands of foreign currencies
KOSPO Youngnam Power Co., Ltd.	Shinhan Bank and others	Cash and cash equivalents and others	KRW	744,120	Collateral for borrowings
Jeju Hanlim Offshore Wind Co., Ltd.	Kookmin Bank and others	Property, plant and equipment and others	KRW	37,232	Collateral for borrowings
Western Power Changgi Solar Co., Ltd.	Samsung Life Insurance and others	Property, plant and equipment and others	KRW	45,000	Collateral for borrowings (*1)
Yeongdeok Sunrise Wind Power Co., Ltd.	Korea Development Bank and others	Property, plant and equipment and others	KRW	96,240	Collateral for borrowings (*1)
Chitose Solar Power Plant LLC	SMTB	Cash and cash equivalents and others	JPY	594,963	Collateral for borrowings
Mangilao Intermediate Holdings LLC	Mizuho Bank and others	Trade receivable and others	USD	83,147	Collateral for borrowings (*1)

(*1)	This is based on the amount of loan commitment limit.

(*2)
As of December 31, 2025, the Company has established guarantees for pledge for transfer of rights of long-term borrowings, pledge for insurance claims, factory foundation mortgages, deposit pledges, etc.

The Company has ￦1,197 million of project loans from the Korea Energy Agency as of December 31, 2025. The Company has provided a promissory note as a repayment guarantee.

(5)
The Company temporarily suspended operations of the Gangneung hydroelectric generating plant, with a carrying amount of ￦55,707 million as of December 31, 2025, to improve the quality of water used in generating electricity. The expenses related to the suspension of operations of ￦761 million and depreciation on the idle assets of ￦3,614 million are recorded in other expenses for the year ended December 31, 2025. Regarding the improvement of water quality, the results of damages compensation for the local residents cannot be reasonably estimated, and the Company is in negotiations with Gangneung City and related stakeholders to restart the Gangneung hydroelectric generating plant as of December 31, 2025.

(6)
As the government of the Republic of Korea announced the suspension of operation in Gaeseong Industrial District, it is uncertain if the Company can exercise the property rights for the Company’s facility in Gaeseong Industrial District as of December 31, 2025. Accordingly, the book value of the facility, amounting to ￦11,778 million, was recognized as an impairment loss, and trade receivables related to companies residing in the Gaeseong Industrial District were fully written off. As of December 31, 2025, the Company cannot make reasonable estimation on whether assets will be recovered or utilized in regular way related thereto.

(7)	As of December 31, 2025, the Company owns land at 6171-1 Nuri-ri, Yeongi-myeon, Sejong Special Self-Governing City as PP&E with limited ownership, and its book value is ￦64,371 million.

(8)
The Korea Institute of Energy Technology(KENTECH) was established in April, 2020, in accordance with the “Basic plan for the establishment of KENTECH (July, 2019)”. By the special law to create KENTECH, the Company, government, and local government may contribute to the fund. The Company will decide whether to contribute to the fund on a board resolution after consulting with relevant organizations considering its financial situation each

year.

(9)
The ongoing armed conflict in Ukraine started in February 2022 and relevant sanctions against Russia imposed by the international community can impact not only sanctioned entities but also the entities doing business directly or indirectly with Ukraine or Russia and the entities exposed directly or indirectly to industries or economy of Russia or Ukraine. The Company cannot make reasonable estimation of the financial impact of the recent conflict in Ukraine on the future events.

(10)
The Company believes that a potential obligation related to mutual cooperation contributions exists in connection with nuclear power plants whose design life is approaching expiration. The amount and terms of such mutual cooperation contributions have not been agreed upon, and accordingly, the likelihood of an outflow of economic benefits resulting from the settlement of such obligation cannot be reasonably estimated, as of December 31, 2025.